COLUMBIA FUNDS SERIES TRUST I

COLUMBIA U.S. TREASURY INDEX FUND
(the "Fund")

Supplement dated August 3, 2012 to the
Fund's Class A, Class B, Class C,
Class I and Class W shares prospectus dated August 1, 2012

(Columbia U.S. Treasury Index Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The first paragraph under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010. The returns shown for Class I shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. The inception date for the Fund's Class W shares is June 18, 2012; therefore, performance information for this share class is not yet available. The average annual total return table includes the returns of Class Z shares. Except for differences in expenses, these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund for periods prior to November 25, 2002.

The following line under the section of the prospectus for the Fund entitled "Performance Information - Average Annual Total Return" is added with the following disclosure:
Average Annual Total Returns (Columbia U.S. Treasury Index Fund)	1 Year	5 Years	10 Years
Class Z shares	9.46%	6.63%	5.42%

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA U.S. TREASURY INDEX FUND
(the "Fund")

Supplement dated August 3, 2012 to the
Fund's Class A, Class B, Class C,
Class I and Class W shares prospectus dated August 1, 2012

(Columbia U.S. Treasury Index Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The first paragraph under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010. The returns shown for Class I shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. The inception date for the Fund's Class W shares is June 18, 2012; therefore, performance information for this share class is not yet available. The average annual total return table includes the returns of Class Z shares. Except for differences in expenses, these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund for periods prior to November 25, 2002.

The following line under the section of the prospectus for the Fund entitled "Performance Information - Average Annual Total Return" is added with the following disclosure:
Average Annual Total Returns (Columbia U.S. Treasury Index Fund)	1 Year	5 Years	10 Years
Class Z shares	9.46%	6.63%	5.42%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia U.S. Treasury Index Fund), Class Z shares)	0 Months Ended
Aug. 03, 2012
(Columbia U.S. Treasury Index Fund) | Class Z shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 3, 2012
Prospectus Date	rr_ProspectusDate	Aug 3, 2012
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA U.S. TREASURY INDEX FUND
(the "Fund")

Supplement dated August 3, 2012 to the
Fund's Class A, Class B, Class C,
Class I and Class W shares prospectus dated August 1, 2012

(Columbia U.S. Treasury Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Supplement Text	columbia_SupplementTextBlock_01
Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The first paragraph under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010. The returns shown for Class I shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. The inception date for the Fund's Class W shares is June 18, 2012; therefore, performance information for this share class is not yet available. The average annual total return table includes the returns of Class Z shares. Except for differences in expenses, these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund for periods prior to November 25, 2002.

Performance Table Supplement Text	columbia_SupplementTextBlock_02	The following line under the section of the prospectus for the Fund entitled "Performance Information - Average Annual Total Return" is added with the following disclosure:
(Columbia U.S. Treasury Index Fund) | Class Z shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	5.42%